OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-Current Assets

	As of September 30,
	2011	2012
	US$	US$
Long-term prepaid expenses	587	966
Rental deposits	129	125
Others	13	-

	729	1,091